SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to June 30, 2023 through the date that the consolidated financial statements were issued. Management has concluded that the following subsequent events required disclosure in the financial statements:

On July 26, 2023, Antelope Enterprise Holdings Limited, entered into a note purchase agreement with Atlas Sciences, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company agreed to the Investor an unsecured promissory note in the original principal amount of $1,070,000 (the “Note”), for $1,000,000 in gross proceeds (the “Purchase Price”).

The Note bears interest at a rate of eight percent (8%) per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $50,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the Purchase Price Date (the “Redemption Start Date”), subject to maximum monthly redemption amount of $160,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days (as defined in the Note) following the investor’s delivery of a redemption notice. At the end of each month following the Redemption Start Date, if the Company has not reduced the Outstanding Balance (as defined in the Note) by at least $160,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $160,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day.

Under the Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing. Upon the occurrence of a Trigger Event (as defined in the Note), the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.

On September 1, 2023, the Company and the Investor entered into a standstill agreement with regard to the certain promissory note issued to the Investor dated December 12, 2022. Pursuant to the standstill agreement the Investor agreed not to redeem any portion of such promissory note until November 30, 2023. The Company, in return, agreed to increase the Outstanding Balance (as defined in such note) of such note by $96,091.77 (the “Standstill Fee”) as of the date thereof. Following the application of the Standstill Fee, the Outstanding Balance of such note became $1,163,778.15 as of September 1, 2023.

On August 2, 2023, Antelope Enterprise Holdings Limited entered into a certain securities purchase agreement with a certain investor, pursuant to which the Company agreed to sell 2,083,333 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.48 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for general corporate purposes.

On August 15, 2023, Hainan Kylin incorporated a 100% owned subsidiary Hubei Kylin Cloud Services Technology Co., Ltd (“Hubei Kylin”) in China. Anhui Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

On August 18, 2023, Hainan Kylin incorporated a 100% owned subsidiary Jiangxi Kylin Cloud Services Technology Co., Ltd (“Jiangxi Kylin”) in China. Anhui Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.